Supplemental Cash Flow Information - Summary of Change in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Change in non-cash working capital
Accounts receivable	$ 2,132	$ 12,630	$ 2,981	$ (1,972)
Cobalt inventory	187	(1,392)	815	(594)
Accounts payable and accrued liabilities	452	(2,140)	(3,004)	(4,353)
Other	(1,086)	(1,733)	(1,179)	(1,634)
Total change in non-cash working capital	$ 1,685	$ 7,365	$ (387)	$ (8,553)